Share-based payment - Summary of number of shares granted and weighted average exercise prices (Details) - SEBIRs/RSU shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Share-based payment
Beginning balance | € / shares	€ 5.3	€ 5.45
Granted | € / shares		0
Canceled and forfeited | € / shares	7.7	5.55
Ending balance | € / shares	€ 5.17	€ 5.3
Beginning balance | shares	4,579	8,008
Granted | shares		60
Canceled and forfeited | shares	(232)	(3,489)
Ending balance | shares	4,347	4,579